CONDENSED CONSOLIDATING FINANCIAL INFORMATION - Income Statement (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Income Statement
Revenue from services	$ 386,820	$ 245,268
Cost of services	330,610	202,336
Gross profit	56,210	42,932
Selling, general and administrative expenses	39,543	34,677
Income from operations	16,667	8,255
Other expense, net	(42,186)	(18,766)
Equity in income (losses) of investments	0	0
Loss before income taxes	(25,519)	(10,511)
Provision (benefit) for income taxes	12,876	10,495
Net income (loss)	(38,395)	(21,006)
Less: net income attributable to noncontrolling interest	3,358	45
Net income (loss) attributable to the Corporation	(41,753)	(21,051)
Revenue from services	(40,674)	(23,445)
Comprehensive net income (loss) attributable to Corporation	(44,032)	(23,490)
Consolidating Adjustments
Income Statement
Revenue from services	0	0
Cost of services	(519)	0
Gross profit	519	0
Selling, general and administrative expenses	0	0
Income from operations	519	0
Other expense, net	(519)	0
Equity in income (losses) of investments	30,088	19,920
Loss before income taxes	30,088	19,920
Provision (benefit) for income taxes	0	0
Net income (loss)	30,088	19,920
Less: net income attributable to noncontrolling interest	0	0
Net income (loss) attributable to the Corporation	30,088	19,920
Revenue from services	30,088	19,920
Comprehensive net income (loss) attributable to Corporation	30,088	19,920
SAExploration Holding, Inc.
Income Statement
Revenue from services	0	0
Cost of services	0	0
Gross profit	0	0
Selling, general and administrative expenses	418	353
Income from operations	(418)	(353)
Other expense, net	(11,230)	(1,553)
Equity in income (losses) of investments	(30,105)	(23,688)
Loss before income taxes	(41,753)	(25,594)
Provision (benefit) for income taxes	0	0
Net income (loss)	(41,753)	(25,594)
Less: net income attributable to noncontrolling interest	0	0
Net income (loss) attributable to the Corporation	(41,753)	(25,594)
Revenue from services	(41,753)	(25,594)
Comprehensive net income (loss) attributable to Corporation	(41,753)	(25,594)
The Guarantors
Income Statement
Revenue from services	107,514	29,335
Cost of services	95,462	24,479
Gross profit	12,052	4,856
Selling, general and administrative expenses	10,504	12,361
Income from operations	1,548	(7,505)
Other expense, net	(24,710)	(13,567)
Equity in income (losses) of investments	17	3,768
Loss before income taxes	(23,145)	(17,304)
Provision (benefit) for income taxes	3,602	1,796
Net income (loss)	(26,747)	(19,100)
Less: net income attributable to noncontrolling interest	3,358	45
Net income (loss) attributable to the Corporation	(30,105)	(19,145)
Revenue from services	(26,747)	(19,100)
Comprehensive net income (loss) attributable to Corporation	(30,105)	(19,145)
Other Subsidiaries
Income Statement
Revenue from services	279,306	215,933
Cost of services	235,667	177,857
Gross profit	43,639	38,076
Selling, general and administrative expenses	28,621	21,963
Income from operations	15,018	16,113
Other expense, net	(5,727)	(3,646)
Equity in income (losses) of investments	0	0
Loss before income taxes	9,291	12,467
Provision (benefit) for income taxes	9,274	8,699
Net income (loss)	17	3,768
Less: net income attributable to noncontrolling interest	0	0
Net income (loss) attributable to the Corporation	17	3,768
Revenue from services	(2,262)	1,329
Comprehensive net income (loss) attributable to Corporation	$ (2,262)	$ 1,329